Fees Summary	May 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,997,640,000.00
Previously Paid Amount	0.00
Total Fee Amount	275,874.09
Total Offset Amount	0.00
Net Fee	275,874.09
Narrative - Max Aggregate Offering Price	$ 1,997,640,000.00
Final Prospectus	true